COMMON STOCK WARRANTS - Private warrants, Public warrants and Additional Private warrants (Details) - USD ($)		12 Months Ended
	Dec. 06, 2022	Dec. 31, 2022	Jun. 30, 2021
COMMON STOCK WARRANTS.
Share price	$ 0.145
Fair value of class of warrant or right	$ 666,600
Warrant or right issued		4,597,180
Public and Private Placement Warrants
COMMON STOCK WARRANTS.
Number of shares issuable per warrant		1
Share price		$ 11.50
Term of warrants (in years)		5 years
Warrant convertible in stock redeemable, stock price trigger		$ 18.00
Lakeshore ("Lakeshore") Acquisition I Corp
COMMON STOCK WARRANTS.
Warrants issued	4,597,180	4,597,180
Number of shares issuable per warrant		4,597,180	1
Share price			$ 11.50